Condensed consolidating financial statements - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Reynolds American Inc.
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Unsecured notes	$ 10,300.0	$ 11,000.0
Notes Issued, registered portion	$ 17,200.0
Notes Issued, registered portion percentage	99.70%
Notes issued	$ 17,250.0
Reynolds American Inc. | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Bonds Issued, registered portion	$ 17,200.0
Bonds Issued, registered portion percentage	99.70%
Bonds issued	$ 17,250.0
Lorillard Inc
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Unsecured notes	$ 149.5	$ 231.0